Related Party Transactions.	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deerfield Healthcare Technology Acquisitions Corp
Related Party Transactions.

4.   Related Party Transactions.

Founder Shares

On May 22, 2020, the Sponsor received 2,875,000 shares of Class B common stock (the “Founder Shares”) in exchange for a capital contribution of $25,000, or approximately $0.009 per share. On June 25, 2020, the Company effected 1:1.25 stock split of Class B common stock resulting in the Sponsor holding an aggregate of 3,593,750 Founder Shares. In June 2020, the Sponsor transferred 50,000 founder shares to each of Steven Hochberg, the Company’s Chief Executive Officer, Christopher Wolfe, the Company’s Chief Financial Officer, and Richard Barasch, the Company’s Executive Chairman, and 25,000 Founder Shares to each of Dr. Peter J. Fitzgerald,  Dr. Linda Grais and Hon. Dr. David J. Shulkin, the Company’s independent director nominees, for the same per-share price initially paid by the Company’s Sponsor, resulting in the Sponsor holding 3,368,750 Founder Shares.

The Founder Shares are identical to the shares of Class A common stock included in the Units being sold in the Initial Public Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below. The initial stockholders collectively own 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering.

Of the 3,593,750 Founder Shares outstanding, up to 468,750 Founder Shares would have been forfeited by the initial stockholders depending on the exercise of the underwriters’ over-allotment option. The underwriters fully exercised their over-allotment option on July 21, 2020; thus, these shares were no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the Company’s initial Business Combination, and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 2,916,667 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds to the Company of approximately $4.4 million.

Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account pending completion of the Company’s initial Business Combination.

If the Company does not complete a Business Combination, then the proceeds will be part of the liquidating distribution to the Public Stockholders and the Warrants issued to the Sponsor will expire worthless.

Sponsor Loan

On May 22, 2020, the Sponsor agreed to loan the Company up to an aggregate of $200,000 pursuant to a promissory note (the “Note”) to cover expenses related to this Initial Public Offering. This loan was payable without interest on the earlier of December 31, 2020 or the completion of the Initial Public Offering. The Company received the $200,000 proceeds under the Note and repaid this Note in full on July 16, 2020.

Administrative Services Agreement

Commencing on the date that the Company’s securities are first listed on Nasdaq, the Company agreed to pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying such monthly fees. The Company incurred and paid $30,000 in these expenses in the three months ended March 31, 2021.

Wolfe Strategic Services Agreement

Commencing on the date that the Company’s securities are first listed on Nasdaq, the Company agreed to pay its Chief Financial Officer, Christopher Wolfe, $7,500 per month for his services prior to the initial Business Combination. The Company incurred and paid $22,500 in these expenses in the three months ended March 31, 2021.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans to date. As of March 31, 2021 and December 31, 2020, the Company had no Working Capital Loans outstanding.

Note 5 — Related Party Transactions

Founder Shares

On May 22, 2020, the Sponsor received 2,875,000 shares of Class B common stock (the “Founder Shares”) in exchange for a capital contribution of $25,000, or approximately $0.009 per share. On June 25, 2020, the Company effected 1:1.25 stock split of Class B common stock resulting in the Sponsor holding an aggregate of 3,593,750 Founder Shares. All share and per-share amounts have been retroactively restated. In June 2020, the Sponsor transferred 50,000 Founder Shares to each of Steven Hochberg, the Company’s Chief Executive Officer, Christopher Wolfe, the Company’s Chief Financial Officer, and Richard Barasch, the Company’s Executive Chairman, and 25,000 Founder  Shares  to  each  of  Dr. Peter J. Fitzgerald,  Dr. Linda  Grais  and  Hon. Dr. David J. Shulkin, the Company’s independent director nominees, for the same per-share price initially paid by the Company’s Sponsor, resulting in the Sponsor holding 3,368,750 Founder Shares.

The Founder Shares are identical to the shares of Class A common stock included in the Units being sold in the Initial Public Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below. The initial stockholders collectively own 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering.

Of the 3,593,750 Founder Shares outstanding, up to 468,750 Founder Shares would have been forfeited by the initial stockholders depending on the exercise of the underwriters’ over-allotment option. The underwriters fully exercised their over-allotment option on July 21, 2020; thus, these shares were no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial business combination, or earlier if, subsequent to the Company’s initial business combination, the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the Company’s initial business combination, and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial business combination that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 2,916,667 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds to the Company of approximately $4.4 million.

Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account pending completion of the Company’s initial business combination.

If the Company does not complete a business combination, then the proceeds will be part of the liquidating distribution to the Public Stockholders and the Warrants issued to the Sponsor will expire worthless.

Sponsor Loan

On May 22, 2020, the Sponsor agreed to loan the Company up to an aggregate of $200,000 pursuant to a promissory note (the “Note”) to cover expenses related to this Initial Public Offering. This loan was payable without interest on the earlier of December 31, 2020 or the completion of the Initial Public Offering. The Company received the $200,000 proceeds under the Note and repaid this Note in full on July 16, 2020.

Administrative Services Agreement

Commencing on the date that the Company’s securities are first listed on Nasdaq, the Company agreed to pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. Upon completion of the initial business combination or the Company’s liquidation, the Company will cease paying such monthly fees. For the period from May 8, 2020 (inception) through December 31, 2020, the Company incurred $60,000 related to these services. No amounts were due as of December 31, 2020.

Wolfe Strategic Services Agreement

Commencing on the date that the Company’s securities are first listed on Nasdaq, the Company agreed to pay its Chief Financial Officer, Christopher Wolfe, $7,500 per month for his services prior to the initial business combination. For the  period from May 8, 2020 (inception) through December 31, 2020, the Company incurred $45,000 related to these services. No amounts were due as of December 31, 2020.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial business combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans to date. As of December 31, 2020, the Company had no Working Capital Loans outstanding.